Share capital - Disclosure of number and weighted average remaining contractual life of outstanding share options (Details)	Dec. 31, 2019 CAD ($) Share Years	Dec. 31, 2018 Share	Dec. 31, 2017 Share
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding	5,535,000	3,960,000	2,662,500
$0.10
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price | $	$ 0.10
Weighted average contractual life (years) | Years	1.5
Number of options outstanding	975,000
$0.20
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price | $	$ 0.20
Weighted average contractual life (years) | Years	4.33
Number of options outstanding	1,000,000
$0.22
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price | $	$ 0.22
Weighted average contractual life (years) | Years	2.7
Number of options outstanding	100,000
$0.30
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price | $	$ 0.30
Weighted average contractual life (years) | Years	3.8
Number of options outstanding	250,000
$0.35
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price | $	$ 0.35
Weighted average contractual life (years) | Years	3.95
Number of options outstanding	860,000
$0.40
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price | $	$ 0.40
Weighted average contractual life (years) | Years	3.34
Number of options outstanding	775,000
$0.45
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price | $	$ 0.45
Weighted average contractual life (years) | Years	4.88
Number of options outstanding	400,000
$0.55
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price | $	$ 0.55
Weighted average contractual life (years) | Years	3.1
Number of options outstanding	500,000
$0.60
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price | $	$ 0.60
Weighted average contractual life (years) | Years	3.02
Number of options outstanding	600,000
$0.80
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price | $	$ 0.80
Weighted average contractual life (years) | Years	2.88
Number of options outstanding	75,000
$0.34
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price | $	$ 0.34
Weighted average contractual life (years) | Years	3.35
Number of options outstanding	5,535,000